TANGIBLE ASSETS - Carrying Value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	$ 7,235,441	$ 9,100,553
Tangible assets at end of period	6,995,890	7,235,441	$ 9,100,553
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	10,746,735	14,281,283	13,387,450
Increase / (decrease) due to changes in the lease variables	636,227	89,087	45,650
Purchases or capitalized expenses	910,673	840,715	681,039
Withdrawals / Sales	(946,287)	(721,437)	(516,673)
Change in fair value	103,559	112,789	51,321
Revaluation of investment properties	557	797	7,991
Transfers to/from non-current assets held for sale	(93,702)	22,010	20,986
Reclassification BAC			548,178
Loss of control in subsidiary	(565)	(3,999,549)
Discontinued operations		(26,314)	(16,779)
Effect of movement in exchange rates	(197,600)	159,028	95,540
Reclassifications	(529,051)	(11,674)	(23,420)
Tangible assets at end of period	10,630,546	10,746,735	14,281,283
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	(3,505,547)	(5,174,994)	(4,408,512)
Depreciation of the year charged against profit or loss	(557,062)	(559,875)	(551,799)
Withdrawals / Sales	337,714	267,823	225,069
Transfers to/from non-current assets held for sale	57,298	3,638	733
Reclassification BAC			(96,275)
Loss of control in subsidiary	476	2,050,350
Discontinued operations		(59,005)	(319,870)
Effect of movement in exchange rates	41,213	(28,692)	(11,608)
Reclassifications	(2,997)	(4,792)	(12,732)
Tangible assets at end of period	(3,628,905)	(3,505,547)	(5,174,994)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	(5,747)	(5,736)	(4,986)
Year impairment charge	(4)	(1,216)	(746)
Withdrawals / Sales		1,205
Transfers to/from non-current assets held for sale			54
Reclassifications			(58)
Tangible assets at end of period	(5,751)	(5,747)	(5,736)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	1,329,594	1,900,396
Tangible assets at end of period	1,336,957	1,329,594	1,900,396
Right of use assets | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	2,095,839	2,839,802	2,721,904
Increase / (decrease) due to changes in the lease variables	636,227	89,087	45,650
Purchases or capitalized expenses	236,652	205,587	173,793
Withdrawals / Sales	(174,060)	(152,284)	(175,139)
Reclassification BAC			44,454
Loss of control in subsidiary		(928,279)
Effect of movement in exchange rates	(39,001)	38,353	17,978
Reclassifications	(504,889)	3,573	11,162
Tangible assets at end of period	2,250,768	2,095,839	2,839,802
Right of use assets | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	(766,245)	(939,406)	(686,385)
Depreciation of the year charged against profit or loss	(248,488)	(236,587)	(225,195)
Withdrawals / Sales	90,904	84,643	107,225
Reclassification BAC			(4,635)
Loss of control in subsidiary		370,917
Discontinued operations		(29,625)	(116,023)
Effect of movement in exchange rates	11,611	(10,274)	(1,120)
Reclassifications	(1,593)	(5,913)	(13,273)
Tangible assets at end of period	(913,811)	(766,245)	(939,406)
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	880,963	852,935
Tangible assets at end of period	906,469	880,963	852,935
Investment property [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	880,963	852,935	808,556
Purchases or capitalized expenses	56,307	70,081	77,157
Withdrawals / Sales	(200,670)	(127,753)	(93,845)
Change in fair value	84,958	55,930	22,775
Revaluation of investment properties	557	797	7,991
Transfers to/from non-current assets held for sale	95,593	31,184	22,847
Effect of movement in exchange rates	(7,079)	2,282	2,964
Reclassifications	(4,160)	(4,493)	4,490
Tangible assets at end of period	906,469	880,963	852,935
Biological assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	212,630	154,986
Tangible assets at end of period	230,672	212,630	154,986
Biological assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	212,630	154,986	122,675
Purchases or capitalized expenses	26,118	28,368	27,213
Withdrawals / Sales	(26,677)	(27,583)	(23,448)
Change in fair value	18,601	56,859	28,546
Tangible assets at end of period	230,672	212,630	154,986
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	4,730,242	6,154,168
Tangible assets at end of period	4,427,803	4,730,242	6,154,168
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	7,456,503	10,385,357	9,718,210
Purchases or capitalized expenses	561,009	477,795	368,570
Withdrawals / Sales	(544,864)	(413,817)	(224,241)
Transfers to/from non-current assets held for sale	(189,295)	(9,174)	(1,861)
Reclassification BAC			503,724
Loss of control in subsidiary	(565)	(3,071,270)
Discontinued operations		(26,314)	(16,779)
Effect of movement in exchange rates	(151,520)	118,393	74,598
Reclassifications	(17,712)	(4,467)	(36,864)
Tangible assets at end of period	7,113,556	7,456,503	10,385,357
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	(2,720,889)	(4,225,609)	(3,715,017)
Depreciation of the year charged against profit or loss	(289,999)	(308,642)	(321,527)
Withdrawals / Sales	246,794	183,180	117,844
Transfers to/from non-current assets held for sale	57,298	3,638	733
Reclassification BAC			(91,640)
Loss of control in subsidiary	476	1,679,433
Discontinued operations		(29,380)	(203,847)
Effect of movement in exchange rates	29,602	(18,418)	(10,488)
Reclassifications	(3,694)	(5,091)	(1,667)
Tangible assets at end of period	(2,680,412)	(2,720,889)	(4,225,609)
Property, plant and equipment not subject to operating leases [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	(5,372)	(5,580)	(4,902)
Year impairment charge	31	(997)	(674)
Withdrawals / Sales		1,205
Transfers to/from non-current assets held for sale			54
Reclassifications			(58)
Tangible assets at end of period	(5,341)	(5,372)	(5,580)
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	82,012	38,068
Tangible assets at end of period	93,989	82,012	38,068
Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	100,800	48,203	16,105
Purchases or capitalized expenses	30,587	58,884	34,306
Withdrawals / Sales	(16)
Reclassifications	(2,290)	(6,287)	(2,208)
Tangible assets at end of period	129,081	100,800	48,203
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	(18,413)	(9,979)	(7,110)
Depreciation of the year charged against profit or loss	(18,575)	(14,646)	(5,077)
Withdrawals / Sales	16
Reclassifications	2,290	6,212	2,208
Tangible assets at end of period	(34,682)	(18,413)	(9,979)
Property, plant and equipment subject to operating leases [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets at beginning of period	(375)	(156)	(84)
Year impairment charge	(35)	(219)	(72)
Tangible assets at end of period	$ (410)	$ (375)	$ (156)